Revenues - Narrative (Details) € in Thousands, dose in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Jul. 31, 2022 dose	May 31, 2022	Dec. 31, 2023 EUR (€) performance_obligation customer	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in product sales				€ 29,800
Decrease in other revenues from contract with customers				(237,600)
Other revenues from contracts with customers				€ 8,075	€ 245,709	€ 284,202
Revenue, number of performance obligations | performance_obligation				1
Refund liabilities				€ 39,941	143,085	254,582
Product sales				144,624	114,797	62,984
Trade receivables				€ 41,645	23,912
Number of largest customers | customer				1
Largest customers, percentage of annual revenue				12.00%
Other revenues				€ 9,088	246,506	285,101
Largest customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales				17,700	16,000	41,800
Other revenues				5,000	169,200	253,300
UK Authority
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from royalty obligation					169,200
Covid VLA2001 contract
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers				1,973	280,010	253,314
Covid VLA2001 contract | UK Authority | Vaccine supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers					169,200	253,300
Refund liabilities						166,900
Revenue from CAPEX obligation					80,000
Revenue from royalty obligation					89,200
Covid VLA2001 contract | UK Authority | Vaccine supply agreement | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers					169,200	253,300
Covid VLA2001 contract | European Commission | Amended Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers					110,800
Product sales					6,000
Minimum number of doses to supply | dose		1,250
Lyme VLA15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers				0	(45,869)	14,265
Lyme VLA15 | Pfizer Inc. | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers				0	(45,900)	14,300
Refund liabilities				33,100	135,500
Shared development costs, percentage incurred			40.00%
Milestone payments, development and commercialization | $	$ 143
Future milestone, sales targets | $	$ 100
Trade receivables				10,700	4,600
Lyme VLA15 | Pfizer Inc. | Amended Collaboration and License agreement | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers					(45,900)
Lyme VLA15 | Pfizer Inc. | Amended Collaboration and License agreement | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties, percentage	14.00%
Lyme VLA15 | Pfizer Inc. | Amended Collaboration and License agreement | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties, percentage	22.00%
Covid VLA2001 product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales				€ 5,691	29,568	0
Increase in revenue from sales of goods, percentage				(81.00%)
IXIARO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales				€ 73,483	41,349	45,118
Increase in revenue from sales of goods, percentage				78.00%
Decrease through foreign currency impact				€ (1,500)
DUKORAL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales				€ 29,775	17,334	2,440
Increase in revenue from sales of goods, percentage				72.00%
Decrease through foreign currency impact				€ (900)
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales				€ 35,675	€ 26,545	€ 15,426
Increase in revenue from sales of goods, percentage				34.00%